OPPORTUNITY PLUS

issued by

Voya Retirement Insurance and Annuity Company

and its

Variable Annuity Account C

Supplement dated July 27, 2026 to the

Contract Prospectus, Initial Summary Prospectus, and Updating Summary Prospectus,
each dated May 1, 2026, as amended

This supplement to the variable annuity account contract prospectus (“contract prospectus”), initial summary prospectus, and updating summary prospectus (“summary prospectuses”), updates and amends certain information contained in them. Please read this supplement carefully and keep it with the contract prospectus and summary prospectuses that you may have received, for future reference. Capitalized terms not defined in this supplement shall have the meaning given to them in the contract prospectus and summary prospectuses.

NOTICE OF IMPORTANT INFORMATION ABOUT AN

UPCOMING FUND NAME CHANGE

Effective August 1, 2026, PIMCO CommodityRealReturn Strategy Fund® is re-named PIMCO Commodity and Real Return Bond Alpha Fund.

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MORE INFORMATION IS AVAILABLE

More information about the funds available through your contract, including information about the risks associated with investing in them can be found in the contract prospectus, summary prospectus, and Statement of Additional Information for each fund. You may obtain these documents by contacting Customer Service.

If you received a summary prospectus for any of the funds available through your contract, you may obtain a full contract prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number, or sending an email request to the email address shown on the front of the fund’s summary prospectus.

Please retain this supplement for future reference.

Insurance products, annuities and retirement plan funding issued by (third party administrative services may also be provided by) Voya Retirement Insurance and Annuity Company, One Orange Way, Windsor, CT 06095. Securities are distributed by Voya Financial Partners, LLC (member SIPC). Securities may also be distributed through other broker-dealers with which Voya Financial Partners, LLC has selling agreements

X.294118-26A	July 2026